Fair Value Measurements - Initial Measurement (Details)	Sep. 30, 2021 Y	Mar. 02, 2021 $ / shares Y
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input		0.071
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	0.98	0.71
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input | Y		7
Expected term (years) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input | Y	5.1	7
Expected Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input		13
Expected Volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	12	13
Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input | $ / shares		11.5
Exercise Price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	11.50	11.50
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input | $ / shares		9.55
Stock price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	9.87	9.55